Investment in jointly controlled entities and associates - Schedule of Investment in Jointly Controlled Entities and Associates (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Disclosure of joint ventures [abstract]
Investment in jointly controlled entities accounted using equity method (refer Note 51(a))	₨ 374	$ 4	₨ 4,249
Investment in associates accounted using equity method (refer Note 51(b))	1	0	1
Investments in jointly controlled entities	₨ 375	$ 4	₨ 4,250